WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Share Based Compensation Stock Purchase Warrants Activity [Table Text Block]
The following is a continuity schedule of the Company’s common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35
Exercised	(5,000,172)	0.25
Dilution warrants issued to $0.80 warrant holders	83,752	0.749
Dilution warrants issued to $1.40 warrant holders	941,191	1.2933
Outstanding at September 30, 2017	13,663,014	1.241

The following is a continuity schedule of the Company’s common share purchase warrants:

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	10,823,450	1.35
Issued	7,225,625	1.35
Exercised	(148,787)	(0.80)
Outstanding and exercisable, March 31, 2016	17,900,288	1.35
Exercised	(262,045)	(0.80)
Outstanding and exercisable, March 31, 2017	17,638,243	1.35

Schedule of Common Share Purchase Warrants Outstanding [Table Text Block]
The following is a summary of common share purchase warrants outstanding after the warrant offer, the additional warrant issue and the re-pricing of the warrants as of September 30, 2017:

Exercise Price ($)	Number of Warrants	Expiry Date
1.2933	5,873,289	February 26, 2019
1.2933	1,229,040	March 27, 2019
1.2933	328,166	March 31, 2019
1.2933	2,544,240	April 21, 2019
1.2933	1,201,164	May 27, 2019
1.2933	1,173,370	June 30, 2019
0.7490	1,313,745	February 26, 2019
	13,663,014

The following is a summary of common share purchase warrants outstanding as of March 31, 2017:

Exercise	Number of
Price ($)	Warrants	Expiry Date
1.40	7,735,750	February 26, 2019
1.40	1,212,500	March 27, 2019
1.40	891,250	March 31, 2019
1.40	3,115,000	April 21, 2019
1.40	1,418,750	May 27, 2019
1.40	2,035,000	June 30, 2019
0.80	1,229,993	February 26, 2019
	17,638,243